Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
During the year ended December 31, 2019, the Company entered into the following related party transactions:

•Recorded $211 thousand in cost of goods sold for services, recorded research and development expense of $695 thousand, of which $195 thousand was reimbursable, recorded $444 thousand in other expense for commitment for services, and incurred $14 thousand for employees and their related benefits seconded from the joint venture with AFSW;

•Sold $241 thousand of products to non-controlling common stockholders of the Company and incurred $200 thousand of license maintenance fee from a non-controlling common stockholder of the Company;

•Incurred $21 thousand for employees and their related benefits seconded from a common stockholder of the Company; and

•Recorded $9.2 million in license fee income, recorded $195 thousand reimbursement for research and development, and sold $504 thousand of products to a convertible preferred stockholder of the Company. See Note 3 - Nexperia Arrangements.

As of December 31, 2019, total accounts receivable from related parties was $5.8 million, consisting of $5.3 million from the joint venture with AFSW, $38 thousand from non-controlling common stockholders of the Company and $426 thousand from a convertible preferred stockholder and noteholder of the Company. As of December 31, 2019, total accounts payable to related parties was $272 thousand to non-controlling common stockholders of the Company.

During the year ended December 31, 2018, the Company entered into the following related party transactions:

•Recorded $751 thousand in cost of goods sold for services, incurred expenses of $560 thousand for research and development activities, and incurred $175 thousand for employees and their related benefits seconded from the joint venture with AFSW;

•Sold $269 thousand of products to non-controlling common stockholders of the Company and incurred $200 thousand of license maintenance fee from a non-controlling common stockholder of the Company;

•Incurred $71 thousand for employees and their related benefits seconded from a common stockholder of the Company;

•Sold $37 thousand of products to common stockholders and former noteholders of the Company; and

•Recorded $3.0 million in deferred license fee and sold $166 thousand of products to a convertible preferred stockholder of the Company.

As of December 31, 2018, total accounts receivable from related parties was $3.1 million, consisting of $3.0 million from the joint venture with AFSW, $123 thousand from non-controlling common stockholders of the Company, $10 thousand from non-controlling common stockholder and noteholder of the Company and $54 thousand from a convertible preferred stockholder and noteholder of the Company. As of December 31, 2018, total accounts payable to related parties was $122 thousand to non-controlling common stockholders of the Company.
Related Party Transactions
During the three months ended September 30, 2020, the Company entered into the following related party transactions:

•Recorded $60 thousand in cost of goods sold for services, recorded research and development expense of $418 thousand and recorded $10 thousand in payroll related cost from the AFSW joint venture;
•Sold $113 thousand of products to non-controlling stockholders of the Company and incurred $50 thousand of license maintenance fee from a non-controlling stockholder of the Company; and

•Recorded $31 thousand in license fee income, recorded $280 thousand in EPI Gen 4 wafer growth sales, recorded $38 thousand of reimbursements in license maintenance fee, recorded $153 thousand in interest expense and sold $174 thousand of products to a stockholder and noteholder of the Company. See Note 2 - Nexperia Arrangement.

During the nine months ended September 30, 2020, the Company entered into the following related party transactions:

•Recorded $228 thousand in cost of goods sold for services, recorded research and development expense of $1.1 million, of which $408 thousand was reimbursable, recorded $84 thousand in other expense for commitment for services, and recorded $11 thousand in payroll related cost from the AFSW joint venture;

•Sold $153 thousand of products to non-controlling stockholders of the Company and incurred $150 thousand of license maintenance fee from a non-controlling stockholder of the Company; and

•Recorded $5.1 million in license fee income, recorded $280 thousand in EPI Gen 4 wafer growth sales, recorded $113 thousand of reimbursements in license maintenance fee, recorded $457 thousand in interest expense, recorded $408 thousand reimbursement for research and development, and sold $877 thousand of products to a stockholder and noteholder of the Company. See Note 2 - Nexperia Arrangement.

As of September 30, 2020, total due from related parties was $12.3 million, consisting of $11.3 million due from the AFSW joint venture, $113 thousand accounts receivable from non-controlling stockholders of the Company, and $532 thousand accounts receivable and $338 thousand other receivable from a stockholder and noteholder of the Company. As of September 30, 2020, total accounts payable to related parties was $434 thousand to the AFSW joint venture.

During the three months ended September 30, 2019, the Company entered into the following related party transactions:

•Recorded $379 thousand in cost of goods sold for services, recorded research and development expense of $117 thousand, and incurred $6 thousand for employees and their benefits seconded from the AFSW joint venture;

•Sold $58 thousand of products to non-controlling stockholders of the Company; and

•Recorded $16.0 million of reimbursements in license maintenance fee, incurred $38 thousand of license maintenance fee, recorded $153 thousand in interest expense and sold $178 thousand of products to a stockholder and noteholder of the Company. See Note 2- Nexperia Arrangement.

During the nine months ended September 30, 2019, the Company entered into the following related party transactions:

•Recorded $477 thousand in cost of goods sold for services, recorded research and development expense of $320 thousand, and incurred $21 thousand for employees and their benefits seconded from the AFSW joint venture;

•Sold $216 thousand of products to non-controlling stockholders of the Company, incurred $100 thousand of license maintenance fee to a non-controlling stockholder, and incurred $21 thousand for employees and their related benefits seconded from a non-controlling stockholder of the Company; and

•Recorded $16.0 million in unearned revenue for sales, recorded $113 thousand of reimbursements in license maintenance fee, recorded $455 thousand in interest expense and sold $293 thousand of products to a stockholder and noteholder of the Company. See Note 2- Nexperia Arrangement.

As of December 31, 2019, total due from related parties was $5.8 million, consisting of $5.3 million due from the AFSW joint venture, $38 thousand accounts receivable from non-controlling stockholders of the Company and $426 thousand accounts receivable from a stockholder and noteholder of the Company. As of December 31, 2019, total accounts payable due to related parties was $272 thousand to non-controlling stockholders of the Company.